Guarantees - Additional Information (Detail) (USD $)									12 Months Ended											12 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Parent Company [Member] Debt Securities Payable Member	Dec. 31, 2012 Parent Company [Member] Debt Securities Payable Member	Dec. 31, 2013 Loans With Recourse [Member]	Dec. 31, 2012 Loans With Recourse [Member]	Dec. 31, 2013 Serviced Mortgage Loans [Member]	Dec. 31, 2012 Serviced Mortgage Loans [Member]	Dec. 31, 2013 Serviced Mortgage Loans [Member] Loans With Recourse [Member]	Dec. 31, 2012 Serviced Mortgage Loans [Member] Loans With Recourse [Member]	Dec. 31, 2013 Serviced Mortgage Loans [Member] Puerto Rico Banking Subsidiaries Loans Serviced Under Representation Warranties [Member]	Dec. 31, 2012 Serviced Mortgage Loans [Member] Puerto Rico Banking Subsidiaries Loans Serviced Under Representation Warranties [Member]	Dec. 31, 2013 Serviced Mortgage Loans For Which Loan Originator Discharged From Repurchae Obligation And Claim [Member]	Dec. 31, 2012 Serviced Mortgage Loans For Which Loan Originator Discharged From Repurchae Obligation And Claim [Member]	Dec. 31, 2013 Financial Standby Letter Of Credit Member	Dec. 31, 2012 Financial Standby Letter Of Credit Member	Dec. 31, 2013 Indemnification Guarantee Member E Loan [Member]	Dec. 31, 2012 Indemnification Guarantee Member E Loan [Member]	Dec. 31, 2011 Indemnification Guarantee Member E Loan [Member]	Dec. 31, 2013 Indemnification Guarantee Member Banco Popular De Puerto Rico [Member]	Dec. 31, 2012 Indemnification Guarantee Member Banco Popular De Puerto Rico [Member]	Dec. 31, 2011 Indemnification Guarantee Member Banco Popular De Puerto Rico [Member]	Jun. 30, 2013 Indemnification Guarantee Member Banco Popular De Puerto Rico [Member] Sale Non Performing Loans [Member]	Mar. 31, 2013 Indemnification Guarantee Member Banco Popular De Puerto Rico [Member] Sale Non Performing Loans [Member]	Dec. 31, 2013 Guarantee Type, Other [Member] Parent Company [Member] Underlying Other Member	Dec. 31, 2012 Guarantee Type, Other [Member] Parent Company [Member] Underlying Other Member	Dec. 31, 2013 Financial Guarantee Member	Dec. 31, 2012 Financial Guarantee Member	Dec. 31, 2011 Financial Guarantee Member
Guarantor Obligations [Line Items]
Guarantees, unamortized balance of the obligations			$ 200,000,000	$ 500,000,000											$ 400,000	$ 600,000									$ 1,400,000,000	$ 1,400,000,000
Unpaid Principal Balance F D I C Agreement													2,400,000,000	2,900,000,000
Repurchased Loans									126,000,000	157,000,000	4,700,000	3,200,000
Valuation Allowances And Reserves Balance													6,200,000	7,600,000			6,576,000	7,740,000	10,625,000	19,277,000	7,587,000	8,522,000					41,463,000	51,673,000	58,659,000
Funds Advanced To Investors Under Servicing Agreements	29,000,000	19,000,000
Qualitative And Quantitative Information Assets Or Liabilities For Transferors Continuing Involvement In Securitization Or Assetbacked Financing Arrangement Principal Amounts Outstanding					2,500,000,000	2,900,000,000	16,300,000,000	16,700,000,000
Losses Recorded From Reps Warrants Repurchases											1,000,000	500,000
Maximum Amount Of Future Payments Under Gurantee																							16,300,000	18,000,000
Guarantee Obligations Term																							one year	one year
Valuation Allowance and Reseves Due To Loan Sales With Reps And Warrants																				$ 13,747,000	$ 0		$ 3,000,000	$ 10,700,000